Earnings per share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per share
19 Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the net income attributable to owners, after deduction of coupons on perpetual securities and non-cumulative subordinated notes by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares (refer to note 30.1 Share capital – par value and 30.3 Treasury shares respectively).

	2019	2018	2017
Net income / (loss) attributable to owners	1,239	710	2,469

Coupons on perpetual securities	(88)	(102)	(103)

Coupons on non-cumulative subordinated notes	-	(11)	(28)
Net income / (loss) attributable to owners for basic earnings per share calculation	1,151	597	2,338

Net income / (loss) attributable to common shareholders	1,143	593	2,321

Net income / (loss) attributable to common shareholders B	8	4	16

Weighted average number of common shares outstanding (in million)	2,042	2,036	2,042
Weighted average number of common shares B outstanding (in million)	572	571	575

Basic earnings per common share (EUR per share)	0.56	0.29	1.14
Basic earnings per common share B (EUR per share)	0.01	0.01	0.03
Diluted earnings per share
The diluted earnings per share equaled the basic earnings per share for all years disclosed since there were no Long Term Incentive Plans which were considered dilutive.